STATEMENT OF CASH FLOWS (USD $)	6 Months Ended	12 Months Ended	18 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011
CASH FLOW FROM OPERATING ACTIVITIES
Net loss	$ (13,728)	$ (211,107)	$ (224,835)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in accrued expenses	0	83,275	83,275
Net cash used in operating activities	(13,728)	(127,832)	(141,560)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash held in trust fund	0	(28,273,072)	(28,273,072)
Net cash used in investing activities	0	(28,273,072)	(28,273,072)
CASH FLOWS FROM FINANCING ACTIVITIES
Gross Proceeds of public offering	0	32,852,000	32,852,000
Proceeds from the private placement of insider warrants	0	2,310,000	2,310,000
Proceeds from sale of ordinary shares to initial shareholders	25,000	0	25,000
Proceeds from issuance of unit purchase option	0	100	100
Proceeds from notes payable to shareholders	150,000	0	150,000
Payment of notes payable to shareholders	0	(150,000)	(150,000)
Purchase of shares under 10b5-1 plan	0	(5,189,108)	(5,189,108)
Payment of offering costs	(106,594)	(1,469,944)	(1,576,538)
Net cash provided by financing activities	68,406	28,353,048	28,421,454
NET (DECREASE) INCREASE IN CASH and cash equivalents	54,678	(47,856)	6,822
CASH and cash equivalents, Beginning of Period	0	54,678	0
CASH and cash equivalents, Ending of Period	54,678	6,822	6,822
Supplemental schedule of non-cash financing activity:
Increase in accrual for offering costs	$ 85,440	$ (85,440)	$ 0